Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

Note 6. Property and Equipment, Net

The following table summarizes the Company’s property and equipment, net (in thousands):

	June 30,	December 31,
	2023	2022
Property and equipment, gross	$44,526	$42,385
Less: accumulated depreciation and amortization	(15,317)	(11,054)
Property and equipment, net	$29,209	$31,331

As of June 30, 2023 and 2022, the Company excluded $0.2 million and $1.0 million, respectively, of accrued property and equipment from the cash used in investing activities on the condensed consolidated statements of cash flows.

Note 8. Property and Equipment, Net

Property and equipment, net, are recorded at historical cost and consist of the following at December 31 (in thousands):

	December 31,	December 31,
	2022	2021
Software	$14,746	$3,831
Leasehold improvements	13,793	4,212
Machinery and equipment	9,663	6,861
Furniture and fixtures	2,121	42
Construction in progress	1,937	5,086
Other	125	47
	42,385	20,079
Less: accumulated depreciation and amortization	(11,054)	(5,376)
Property and equipment, net	$31,331	$14,703

Total depreciation and amortization expense amounted to $5.9 million, $2.1 million and $1.3 million for the years ended December 31, 2022, 2021 and 2020, respectively.

For the Company’s software assets, accumulated amortization was $3.9 million and $0.7 million as of December 31, 2022 and 2021, respectively. Amortization expense recognized on these software assets was $3.3 million and $0.5 million during the years ended December 31, 2022 and 2021, respectively. Estimated amortization expense for the next five years ended December 31 is as follows (in thousands):

	2023	2024	2025	2026	2027
Software	$4,812	$4,377	$1,600	$—	$—